UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Lafitte Capital Management LP
Address: 701 Brazos Street
         Suite 310
         Austin, TX  78701

13F File Number:  28-12923

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Bryant J. Regan
Title:     Manager of Lafitte Capital LLC, General Partner
Phone:     512.478.1271

Signature, Place, and Date of Signing:

     Bryant J. Regan     Austin, Texas     May 16, 2011


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     31

Form13F Information Table Value Total:     $75,857 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERISTAR CASINOS INC          COM              03070Q101     1409    79399 SH       SOLE                    79399
BARCLAYS BK PLC                IPTH S&P VIX NEW 06740C261     2305    78500 SH       SOLE                    78500
BOLT TECHNOLOGY CORP           COM              097698104     3075   227155 SH       SOLE                   227155
CECO ENVIRONMENTAL CORP        COM              125141101      975   165345 SH       SOLE                   165345
COBRA ELECTRS CORP             COM              191042100      274    72443 SH       SOLE                    72443
COSTAMARE INC                  SHS              Y1771G102     4885   280903 SH       SOLE                   280903
CRUDE CARRIERS CORPORATION     COM              Y1820X106     5665   374928 SH       SOLE                   374928
DREAMS INC                     COM              261983209     3844  1656962 SH       SOLE                  1656962
DRUGSTORE COM INC              COM              262241102     5817  1510800 SH       SOLE                  1510800
EMERITUS CORP                  COM              291005106     7825   307350 SH       SOLE                   307350
ENERGY SVCS OF AMERICA CORP    COM              29271Q103      331    94555 SH       SOLE                    94555
FEI CO                         COM              30241L109     4438   131600 SH       SOLE                   131600
GSI GROUP INC CDA NEW          COM NEW          36191C205     1030   100000 SH       SOLE                   100000
INTEGRATED ELECTRICAL SVC      COM              45811E301     1386   406700 SH       SOLE                   406700
INTERSECTIONS INC              COM              460981301      413    33300 SH       SOLE                    33300
INTERVAL LEISURE GROUP INC     COM              46113M108      698    42673 SH       SOLE                    42673
KIRKLANDS INC                  COM              497498105      961    62200 SH       SOLE                    62200
LECROY CORP                    COM              52324W109     2601   194521 SH       SOLE                   194521
LIVE NATION ENTERTAINMENT IN   COM              538034109     1500   150000 SH       SOLE                   150000
MTR GAMING GROUP INC           COM              553769100      869   331734 SH       SOLE                   331734
NORTECH SYS INC                COM              656553104      664   168351 SH       SOLE                   168351
ORCHIDS PAPER PRODS CO DEL     COM              68572N104     2071   171194 SH       SOLE                   171194
PAR TECHNOLOGY CORP            COM              698884103      422    92573 SH       SOLE                    92573
PREMIERE GLOBAL SVCS INC       COM              740585104     2667   350000 SH       SOLE                   350000
RIGNET INC                     COM              766582100     3176   174671 SH       SOLE                   174671
ROBBINS & MYERS INC            COM              770196103     8434   183400 SH       SOLE                   183400
S L INDS INC                   COM              784413106     1501    81951 SH       SOLE                    81951
TWIN DISC INC                  COM              901476101     1501    46603 SH       SOLE                    46603
ULTRA PETROLEUM CORP           COM              903914109     1601    32500 SH       SOLE                    32500
VALUEVISION MEDIA INC          CL A             92047K107      954   150000 SH       SOLE                   150000
VISHAY PRECISION GROUP INC     COM              92835K103     2565   163669 SH       SOLE                   163669